Schedule of Property, Plant and Equipment (Details)	12 Months Ended
Dec. 31, 2016 USD ($)
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 1	$ 4,175,613
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 2	580,863
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 3	677,504
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 4	724,948
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 5	10,440,392
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 6	16,318,202
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 7	390,238
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 8	817,725
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 9	6,104,043
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 10	3,179,938
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 11	21,787,790
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 12	21,621,676
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 13	(13,112,940)
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 14	(13,248,715)
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 15	8,674,850
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 16	$ 8,372,961